Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Line Items]
Gain on derivative instruments (ineffective portion)	105
Effective portion of cash flow hedge, gain	5,214
Gain (loss) realized on cash flow hedge	(49)
Other Comprehensive Income (Loss), before Tax, Total	5,165
Less noncontrolling interest	(1,572)
Change in fair value of cash flow hedge in other comprehensive income	3,593